SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
		Weighted average
	Number of options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	3,339,412	$8.85	2.93	$348
Granted	3,859,500	$3.12
Exercised	(6,923)	$2.00
Cancelled	(1,724,652)	$7.33

Outstanding at December 31, 2015	5,467,337	$5.30	3.17	$1,709

Exercisable at December 31, 2015	1,136,243	$7.66	1.93	$131

Vested and expected to vest at December 31, 2015	4,236,510	$5.80	3.02	$1,319

Schedule of Option Activity by Price Range
	Outstanding			Exercisable
Range of exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price	Number of options	Weighted average remaining contractual life (years)	Weighted average exercise price

$0.34-$2.00	95,261	2.93	$1.89	74,044	2.90	$1.86
$2.11-$2.52	4,455,000	4.68	$2.28	-	-	-
$3.27-$3.77	2,505,500	3.41	$3.53	-	-	-
$4.04 -$6.93	484,229	2.27	$5.14	414,283	1.73	$5.12
$7.11-$9.93	334,443	1.17	$8.18	261,441	0.82	$8.14
$10.06-$11.94	1,004,779	2.52	$11.26	301,061	2.74	$10.75
$12.56-$13.54	138,125	3.62	$12.66	85,414	2.59	$12.66

	9,017,337	3.83	$4.15	1,136,243	1.93	$7.66

Schedule of Restricted Stock Unit Activity
	Number of RSUs	Weighted average grant date fair value

Unvested at January 1, 2015	1,397,300	$12.45
Granted	-	-
Vested	(366,398)	$12.39
Cancelled	(338,582)	$12.11

Unvested at December 31, 2015	692,320	$12.64

Expected to vest after December 31, 2015	605,061	$12.64

Schedule of Stock-Based Compensation Expense
	Year ended December 31,
	2013	2014	2015

Cost of revenues	$-	$249	$247
Research and development	1,077	2,435	1,036
Selling and marketing	690	2,944	1,856
General and administrative	8,638	9,297	4,290
Restructuring costs	-	220	-

Total	$10,405	$15,145	$7,429

Share-based compensation in discontinued operations	$2,815	$-	$-

Performance-based Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Stock Option Activity
		Weighted average
	Number of Performance based options	Exercise price	Remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2015	-	-	-	-
Granted	3,950,000	$2.37
Exercised	-	-		-
Cancelled	(400,000)	2.28

Outstanding at December 31, 2015	3,550,000	$2.38	4.93	$4,793

Exercisable at December 31, 2015	-	-	-	-

Vested and expected to vest at December 31, 2015	2,676,859	$2.38	4.93	$3,550